Income tax	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income tax
20	Income tax

(i)	Cayman Islands

Under the current tax laws of Cayman Islands, the Company and its subsidiaries are not subject to tax on income or capital gains. Besides, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

(ii)	Hong Kong profits tax

Entities incorporated in Hong Kong are subject to Hong Kong profits tax at a rate of 16.5% on the estimated assessable profit for the years ended December 31, 2015, 2016 and 2017.

(iii)	PRC Enterprise Income Tax (“EIT”)

The Company’s subsidiaries and VIEs in China are governed by the Enterprise Income Tax Law (“EIT Law”). Pursuant to the EIT Law and its implementation rules, enterprises in China are generally subjected to tax at a statutory rate of 25%.

In addition, according to the EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in the PRC but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in the PRC shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement). The 10% WHT is applicable to any dividends to be distributed from the Group’s PRC subsidiaries to the Group’s overseas companies unless otherwise exempted pursuant to applicable tax treaties or tax arrangements between the PRC government and the government of other jurisdiction which the WHT is reduced to 5%.

Although there are undistributed earnings of the Company’s subsidiaries in the PRC that are available for distribution to the Company, the undistributed earnings of the Company’s subsidiaries located in the PRC are considered to be indefinitely reinvested, because the Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future and intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. Accordingly, no deferred tax liability has been accrued for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company as of December 31, 2016 and 2017. The undistributed earnings from the Company’s subsidiaries in the PRC as of December 31, 2016 and 2017 amounted US$305 and US$330 would be due if these earnings were remitted as dividends as of December 31, 2016 and 2017. An estimated foreign withholding taxes of US$31 and US$17 would be due if these earnings were remitted as dividends as of December 31, 2016 and 2017, respectively.

Composition of income tax expense

The current and deferred portions of income tax expense included in the consolidated statements of comprehensive loss are as follows:

	For the years ended December 31,
	2015	2016	2017
Current income tax expense	737	1,283	1,262
Deferred tax benefits	(1,292)	(1,061)	(714)

Income tax (benefit)/expense	(555)	222	548

Deferred tax assets and liabilities

Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset balances as of December 31, 2016 and 2017 are as follows:

	As of December 31,
	2016	2017
Deferred tax assets
Tax losses carried forward	6,838	7,573
Share-based payments	682	850
Less: Valuation allowance (Note (a))	(6,838)	(7,573)

	682	850

Deferred tax liabilities
Acquired intangible assets	(3,677)	(2,638)
Outside basis difference (Note (b))	—	(486)
Others	(28)	(35)

	(3,705)	(3,159)

Note:

(a)	Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group considered factors including future taxable income exclusive of reversing temporary differences and tax loss carryforwards. Valuation allowance was provided for net operating loss carryforwards because it was more likely than not that such deferred tax assets will not be realized based on the Group’s estimate of its future taxable income. If events occur in the future that allow the Group to realize more of its deferred income tax than the presently recorded amounts, an adjustment to the valuation allowances will result in a decrease in tax expense when those events occur.

Movement of valuation allowance is as follows:

	For the years ended December 31,
	2016	2017
Beginning balance	5,804	6,838
Additions	1,034	735

Ending balance	6,838	7,573

(b)	The deferred tax liabilities are recorded for the undistributed earnings in the Group’s VIE and its subsidiary.

Tax loss carryforwards

As of December 31, 2016 and 2017, the Group had tax loss carryforwards of approximately US$28,201 and US$31,745, respectively, which can be carried forward to offset future taxable income. The net operating tax loss carryforwards will begin to expire as follows:

	As of December 31,
	2016	2017
2017	1,993	—
2018	1,630	1,717
2019	1,709	1,542
2020	12,344	7,235
2021	8,025	8,226
2022	—	8,751
Tax loss with no expiry	2,500	4,274

	28,201	31,745

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to claw back underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities’ tax years from 2010 to 2016 remain subject to examination by the tax authorities. There were no ongoing examinations by tax authorities as of December 31, 2016 and 2017.

Reconciliation between the expense of income taxes computed by applying the statutory tax rate to loss before income taxes and the actual provision for income taxes is as follows:

	For the years ended December 31,
	2015	2016	2017
Tax benefit calculated at Hong Kong statutory tax rate (Note i)	(6,553)	(4,509)	(3,972)
Effect of differences between Hong Kong statutory tax rate and foreign effective tax rates	(527)	213	(1,172)
Non-taxable other income	(448)	(738)	(275)
Non-deductible expenses	4,684	4,208	4,861
Valuation allowance	2,342	1,034	735
Outside basis difference	—	—	486
Others	(53)	14	(115)

Income tax (benefit)/expense	(555)	222	548

Note:

(i)	The Group’s major operation, prior to the acquisition of OptAim, was conducted out of Hong Kong. Accordingly, the Group prepared its tax rate reconciliation starting with the Hong Kong statutory tax rate.